January 25, 2007



Christian Sandoe, Esq.
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549


RE:  VANGUARD MORGAN GROWTH FUND (THE "TRUST")
     FILE NO.  2-29601
----------------------------------------------------------------

Commissioners:


We respectfully submit the enclosed 65th Post-Effective Amendment of the registration statement on Form N-1A for the Vanguard Morgan Growth Fund (the "Trust"), which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. By separate letter dated January 25, 2007, the Trust and its distributor, Vanguard Marketing Corporation, requested an accelerated effective date of Wednesday, January 31, 2007 pursuant to Rule 461(a) under the Securities Act of 1933. The request for acceleration is attached to this letter as APPENDIX A.

This Amendment follows a filing made pursuant to Rule 485(a) on January 8, 2007 and: (1) addresses comments of the Commission's staff; (2) updates financial statements for the fiscal year ended September 30, 2006; and (3) implements a number of non-material editorial changes. Please note that is PEA 65 is otherwise identical to PEA 64, which was filed on January 8, 2007.

We appreciate the Staff's assistance and thank you for your consideration. Please contact me at (610) 503-5854 if you have any questions or comments.

Sincerely,





Sarah A. Buescher
Senior Counsel

The Vanguard Group, Inc.


Enclosures



cc: Brion Thompson
   U.S. Securities and Exchange Commission

                                    APPENDIX A
                                    ----------

                           461(A) ACCERLERATION REQUEST
                           ----------------------------

January 25, 2007


Christian Sandoe, Esq.
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549


RE:  VANGUARD MORGAN GROWTH FUND (THE "TRUST")
     FILE NO.  2-29601
----------------------------------------------------------------

Commissioners:

Pursuant to Rule 461(a) under the Securities Act of 1933, Vanguard Morgan Growth Fund (the "Trust") and its distributor, Vanguard Marketing Corporation, respectfully request that the effectiveness of the 65th Post-Effective Amendment
(PEA) of the Trust's registration statement on Form N-1A be accelerated to Wednesday, January 31, 2007. We filed PEA 65 of the Trust's registration statement today, January 25, 2007.


PEA 65 will reflect the addition of an investment advisor to the Fund, updated financials for the fiscal year ended September 30, 2006, and the implementation of minor non-material editorial changes.



Sincerely,



VANGUARD MORGAN GROWTH FUND





-----------------------------------

Name: John J. Brennan (Heidi Stam)*

Title: President



VANGUARD MARKETING CORPORATION, Distributor





------------------------------------
Name: Amy B. Cooper

Title: Secretary



*By Power of Attorney. See File number 002-65955-99, filed on July 27, 2006.